Stock-Based Compensation - Schedule of Restricted Stock (Detail) - Mar. 31, 2015 - $ / shares	Total
Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Shares, beginning of year (shares)	0
Granted (shares)	79,728
Vested and issued (shares)	0
Forfeited (shares)	(556)
Canceled (shares)	0
Shares, ending of year (shares)	79,172
Vested, but not issuable (shares)	12,221
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Shares, beginning of year (in USD per share)	$ 0.00
Granted (in USD per share)	18.05
Vested and issued (in USD per share)	0.00
Forfeited (in USD per share)	18.00
Canceled (in USD per share)	0.00
Share, ending of year (in USD per share)	18.05
Vested, but not issuable (in USD per share)	$ 18.00
Performance shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Shares, beginning of year (shares)	0
Granted (shares)	221,184
Vested and issued (shares)	0
Forfeited (shares)	(4,736)
Canceled (shares)	0
Shares, ending of year (shares)	216,448
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Shares, beginning of year (in USD per share)	$ 0.00
Granted (in USD per share)	18.00
Vested and issued (in USD per share)	0.00
Forfeited (in USD per share)	18.00
Canceled (in USD per share)	0.00
Share, ending of year (in USD per share)	$ 18.00